Trade Accounts Receivable	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable [Abstract]
Trade accounts receivable

Note 8. Trade accounts receivable

Trade accounts receivable are amounts due from customers for services performed in the ordinary course of business.

	12/31/2025	12/31/2024
Trade accounts receivable	11,253	15,610
Allowance for expected credit losses	(110)	(636)
Trade accounts receivable, net	11,143	14,974

The balance of trade accounts receivable includes contract assets totaling R$1.8 million and R$4.7 million at December 31, 2025, and 2024, respectively. For the years ended December 31, 2025, 2024 and 2023, an amount of R$0.7 million, R$0.7 million and R$1.0, respectively, was recorded as write-offs of accounts receivable.

As of December 31, 2023, the balance of trade accounts receivable, net was R$14.3 million.

The following table shows the change in allowance for expected credit losses:

As of January 1, 2023	(149)
Allowance recorded during the year	(538)
Reversal of provision	98
As of December 31, 2023	(589)
Allowance recorded during the year	(47)
As of December 31, 2024	(636)
Allowance recorded during the year	(21)
Reversal of provisions	547
As of December 31, 2025	(110)

The trade accounts receivables by aging category are distributed as follows:

	12/31/2025	12/31/2024
Aging list:
Current	9,689	13,740
Due up to 30 days	646	702
Due from 30 to 60 days	268	155
Due from 60 to 90 days	162	102
Overdue from 90 to 180 days	378	249
Overdue over 180 days	110	662
Total	11,253	15,610